Loans - Risk Rating (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Multi-Family Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating	$ 288,172	$ 178,948
Multi-Family Residential Real Estate [Member] | Loans Rated 1 - 3A [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating	275,711	164,370
Multi-Family Residential Real Estate [Member] | Loans Rated 4 - 4A [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating	1,665	8,455
Multi-Family Residential Real Estate [Member] | Loans Rated 5 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating	10,796	6,123
Multi-Family Residential Real Estate [Member] | Loans Rated 6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating
Multi-Family Residential Real Estate [Member] | Loans Rated 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating	1,032,408	795,642
Commercial Real Estate [Member] | Loans Rated 1 - 3A [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating	1,015,172	773,844
Commercial Real Estate [Member] | Loans Rated 4 - 4A [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating	4,315	10,216
Commercial Real Estate [Member] | Loans Rated 5 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating	12,921	11,582
Commercial Real Estate [Member] | Loans Rated 6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating
Commercial Real Estate [Member] | Loans Rated 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating	208,799	173,255
Construction [Member] | Loans Rated 1 - 3A [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating	178,980	125,418
Construction [Member] | Loans Rated 4 - 4A [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating		29,551
Construction [Member] | Loans Rated 5 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating	29,819	18,286
Construction [Member] | Loans Rated 6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating
Construction [Member] | Loans Rated 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating
Commercial Business Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating	247,005	147,814
Commercial Business Loans [Member] | Loans Rated 1 - 3A [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating	245,646	145,676
Commercial Business Loans [Member] | Loans Rated 4 - 4A [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating	4	1,582
Commercial Business Loans [Member] | Loans Rated 5 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating	1,355	556
Commercial Business Loans [Member] | Loans Rated 6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating
Commercial Business Loans [Member] | Loans Rated 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable Credit Quality Rating